Expenses by nature - Research and development costs (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Research and development costs
Employee benefit expenses	¥ 514,456	¥ 610,564	¥ 610,063
Technology service fees	859,324	682,222	448,902
Amortization of intangible assets	3,396	3,812	20,311
Depreciation of property and equipment	11,182	9,659	12,687
Impairment loss of intangible assets	3,747	5,597
Others	23,200	37,438	55,727
Amounts incurred	1,415,305	1,349,292	1,147,690
Less: capitalized
Employee benefit expenses	(45,016)	(125,767)	(116,801)
Technology service fees	(17,271)	(50,235)	(63,260)
Others			(11,534)
Capitalized research and development costs	(62,287)	(176,002)	(191,595)
Research and development costs	¥ 1,353,018	¥ 1,173,290	¥ 956,095